Business combination (Tables)	12 Months Ended
Dec. 31, 2013
PW Pictures
Business combination disclosures
Allocation of purchase price

RMB (in thousands)
Current assets	89,033
Non current assets	1,880
Current liabilities	(9,098)

Fair value of net assets of PW Pictures (a)	81,815

Cumulative consideration (b)	73,000
Non-controlling interest at fair value (c)	14,465

Goodwill (b+c-a)	5,650

Xinbaoyuan and Baohong
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
TV series right	51,609
Other identifiable tangible assets and liabilities	10,785
Identifiable intangible assets	10,060	5.25

Identifiable net assets acquired (a)	72,454

Cash consideration (b)	110,000
Contingent consideration (c)	79,810
Non-controlling interest (d)	104,350

Goodwill (b+c+d-a)	221,706

Ye Net
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(14)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previous held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d-a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

Cryptic Studios
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(1,328)
Identifiable intangible assets:
Game engine	21,717	5
Trade name and domain name	30,803	Indefinite
Complete games	55,485	4
IPR&D	47,172	Note 3(14)

Identifiable net assets acquired (a)	153,849
Cash consideration (b)	323,080

Goodwill (b)-(a)	169,231
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	28,806

Goodwill	198,037

Unknown Worlds
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	7,410	1.9
Other identifiable tangible assets and liabilities	11,941

Identifiable net assets acquired (a)	19,351

Cash consideration (b)	5,099
Previously held equity interest on acquisition date (c)	17,039
Non-controlling interest (d)	12,084

Goodwill (b+c+d-a)	14,871
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	3,444

Goodwill	18,315

Wuhu Huitian
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	6,493
Identifiable intangible assets:
Customer relationships	18,220	3
Non-compete agreements	1,700	3
Trade name, domain name and license	50,700	Indefinite

Identifiable net assets acquired (a)	77,113
Cash consideration paid (b)	153,000
Cash consideration payable (c)	102,000

Goodwill (b)+(c)-(a)	177,887
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	9,088

Goodwill	186,975